JPMorgan Trust I

270 Park Avenue

New York, New York 10017

September 24, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re: JPMorgan Trust I (the “Trust”), on behalf of the

JPMorgan China Region Fund, the JPMorgan India Fund, the JPMorgan Latin America Fund

and the JPMorgan Russia Fund (the “Funds”)

File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940, exhibits containing interactive data format risk/return summary information for the Funds. These exhibits contain the risk/return summary information in the prospectus for the Funds dated February 29, 2012, as filed under Rule 497 on September 4, 2012. The purpose of this filing is to submit the XBRL information from the 497 filing dated September 4, 2012 for the Funds.

Please contact the undersigned at 212-648-0472 if you have any questions concerning this filing.

Very truly yours,

/s/ Gregory S. Samuels
Gregory S. Samuels
Assistant Secretary

cc: Vincent Di Stefano

Exhibit Index

Exhibit Number	Description
EX-101.INS XBRL	Instance Document
EX-101.SCH XBRL	Taxonomy Extension Schema Document
EX-101.CAL XBRL	Taxonomy Extension Calculation Linkbase
EX-101.DEF XBRL	Taxonomy Extension Definition Linkbase
EX-101.LAB XBRL	Taxonomy Extension Labels Linkbase
EX-101.PRE XBRL	Taxonomy Extension Presentation Linkbase